Related Party Transactions (Details Narrative) - USD ($)					2 Months Ended		3 Months Ended		12 Months Ended
	Sep. 05, 2024	Jan. 10, 2024	Jun. 07, 2023	Nov. 22, 2021	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Dec. 31, 2024	Nov. 30, 2024	Nov. 30, 2023	Apr. 30, 2025	Apr. 09, 2025	Mar. 31, 2025	Mar. 11, 2025	Feb. 10, 2025	Jan. 31, 2025	Jan. 28, 2025	Jan. 01, 2025	Sep. 06, 2024	Aug. 31, 2024	Aug. 11, 2024	May 09, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 25, 2023	Sep. 21, 2023	Jul. 18, 2023	Apr. 21, 2023	Feb. 07, 2023
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Rent cost									$ 0
Redemption price per share					$ 0.1						$ 0.1
Evergreen Merger Corporation [Member] | Related Party [Member]
IfrsStatementLineItems [Line Items]
Advances									87,723
Due to related party									118,938															$ 2,866
Evergreen Merger Corporation [Member] | Related Party [Member] | Subsequent Event [Member]
IfrsStatementLineItems [Line Items]
Amount due to related party																			$ 154,924
Evergreen Merger Corporation [Member] | EVGR BVI [Member]
IfrsStatementLineItems [Line Items]
Advances									27,414
Evergreen Merger Corporation [Member] | Sponser Evergreen LLC [member]
IfrsStatementLineItems [Line Items]
Advances									3,801
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of new stock issued during the period	10,500,000
Working capital loans					$ 650,000					$ 1,483,500	$ 650,000
Working capital loans borrowed					$ 650,000					833,500	650,000
Amount due to related party										3,801	$ 0
Redemption price per share					$ 0.1						$ 0.1
Extension loans					$ 2,940,000					4,300,000	$ 2,940,000
Proceeds from working capital loan		$ 80,000					$ 365,000	$ 80,000		$ 833,500	650,000
Working capital loan for extension		$ 121,000
Evergreen Corporation [Member] | Subsequent Event [Member]
IfrsStatementLineItems [Line Items]
Convertible price																$ 10.00
Deposited into the trust account													$ 110,365		$ 110,365
Evergreen Corporation [Member] | Evergreen LLC [Member]
IfrsStatementLineItems [Line Items]
Convertible debt											$ 1,500,000
Convertible price					$ 10.00		$ 10.00				$ 10.00
Evergreen Corporation [Member] | Evergreen LLC [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Convertible debt							$ 1,500,000
Evergreen Corporation [Member] | Common Class B [Member]
IfrsStatementLineItems [Line Items]
Issued and outstanding, percent					20.00%		20.00%			20.00%	20.00%
Evergreen Corporation [Member] | Common Class A [Member]
IfrsStatementLineItems [Line Items]
Redemption share value																						$ 160,000	$ 80,000					$ 160,000
Redemption price per share																		$ 0.05				$ 0.055	$ 0.03					$ 0.055
Evergreen Corporation [Member] | Common Class A [Member] | Subsequent Event [Member]
IfrsStatementLineItems [Line Items]
Redemption price per share																		$ 0.05
Evergreen Corporation [Member] | Common Class A [Member] | Forecast [Member]
IfrsStatementLineItems [Line Items]
Redemption share value																						$ 160,000
Redemption price per share																						$ 0.055
Evergreen Corporation [Member] | Related Party [Member]
IfrsStatementLineItems [Line Items]
Working capital loans							$ 1,848,500			$ 1,483,500
Extension loans							4,570,365			4,300,000
Sponsor fees							3,801
Amount due to related party							3,801			3,801
Evergreen Corporation [Member] | Related Party [Member] | PubCo [Member]
IfrsStatementLineItems [Line Items]
Advance received										3,801
Evergreen Corporation [Member] | Evergreen LLC [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 1,350,000					$ 480,000												$ 1,000,000						$ 2,000,000	$ 570,000		$ 50,000	$ 1,150,000
Deposited to the trust account			$ 1,150,000		$ 160,000	$ 160,000
Deposited into the trust account					160,000		110,365		$ 80,000		$ 160,000						$ 80,000				$ 80,000			$ 160,000	$ 160,000
Evergreen Corporation [Member] | Evergreen LLC [Member] | Administrative Services Arrangement [Member]
IfrsStatementLineItems [Line Items]
Sponsor fees							10,000			10,000
Sponsor fees have not been paid					$ 100,000		$ 250,000			$ 220,000	$ 100,000
Evergreen Corporation [Member] | Evergreen LLC [Member] | Subsequent Event [Member]
IfrsStatementLineItems [Line Items]
Principal amount																				$ 1,000,000
Deposited into the trust account												$ 110,365		$ 110,365
Evergreen Corporation [Member] | Evergreen LLC [Member] | Common Class B [Member]
IfrsStatementLineItems [Line Items]
Number of new stock issued during the period				2,875,000
Purchase price				$ 25,000
Common stock shares subject to forfeiture				375,000
Issued and outstanding, percent				20.00%
Related party transaction description				The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related party transaction description				The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Evergreen Corporation [Member] | Evergreen LLC [Member] | Common Class B [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Common stock shares subject to forfeiture				375,000